Warrant Plans - Category (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EUR (€) EquityInstruments	Dec. 31, 2014 EUR (€) EquityInstruments
Warrant Plans
Total warrants outstanding	3,970,807	3,466,407	2,805,692	3,590,853
Exercise Price | €	€ 39.32	€ 27.06	€ 16.22	€ 12.1
Weighted average remaining expected life	1441 days	1482 days	1469 days
Non-executive directors
Warrant Plans
Total warrants outstanding	216,060	165,240	115,730
Executive team
Warrant Plans
Total warrants outstanding	2,039,374	1,676,874	1,376,874
Other
Warrant Plans
Total warrants outstanding	1,715,373	1,624,293	1,313,088